PROPERTY, PLANT AND EQUIPMENT - NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant, Equipment

Property, plant and equipment — net as of March 31, 2014 and September 30, 2014 consisted of the following:

(Amounts in thousands)	March 31, 2014	September 30, 2014
Land, buildings and improvements	$151,088	$154,709
Machinery and equipment	532,468	542,029

Total cost	683,556	696,738
Less accumulated depreciation	(391,474)	(408,568)

Property, plant and equipment — net	$292,082	$288,170

Property, plant and equipment — net as of the fiscal years ended March 31 consisted of the following:

(Amounts in thousands)	2013	2014
Land, buildings and improvements	$149,974	$151,088
Machinery and equipment	504,853	532,468

Total cost	654,827	683,556
Less accumulated depreciation	(359,926)	(391,474)

Property, plant and equipment — net	$294,901	$292,082

Depreciation Expense on Property, Plant and Equipment

The following table sets forth depreciation expense for the six months ended September 30, 2013 and 2014, respectively:

	Six Months Ended September 30,
(Amounts in thousands)	2013	2014
Depreciation expense	$18,606	18,399
The following table sets forth depreciation expense in each of the fiscal years ending March 31:

(Amounts in thousands)	2012	2013	2014
Depreciation expense	$41,742	$37,490	$37,276